Segment Reporting - Statement of Operations (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Other revenue										$ 527	$ 495	$ 742
Net revenues		$ 949	$ 986	$ 992	$ 950	$ 921	$ 957	$ 966	$ 1,085	3,877	3,929	7,967
Depreciation and amortization										439	374	658
Impairment of goodwill										0	0	695
Impairment of tangible and other intangible assets										0	1	299
Income/(loss) from operations		$ 102	$ (44)	$ 111	$ 88	$ 41	$ 84	$ 128	$ 93	257	346	(555)
Interest expense										(599)	(683)	(2,669)
Deconsolidation and restructuring of CEOC and other										(5,758)	6,115	(95)
Income tax benefit/(provision)										(27)	119	596
Operating Segments [Member] | Caesars Entertainment Operating Company [Member]
Segment Reporting Information [Line Items]
Other revenue											12	337	[1]
Net revenues											164	4,812	[1]
Depreciation and amortization											13	341
Impairment of goodwill	[1]											251
Impairment of tangible and other intangible assets											0	308	[1]
Income/(loss) from operations											9	(323)	[1]
Interest expense											(87)	(2,184)	[1]
Deconsolidation and restructuring of CEOC and other											0	(100)	[1]
Income tax benefit/(provision)											0	264	[1]
Operating Segments [Member] | Caesars Entertainment Resort Properties [Member]
Segment Reporting Information [Line Items]
Other revenue										325	307	316
Net revenues										2,195	2,154	2,065
Depreciation and amortization										258	210	200
Impairment of goodwill												289
Impairment of tangible and other intangible assets											0	(12)
Income/(loss) from operations										389	411	(32)
Interest expense										(396)	(399)	(389)
Deconsolidation and restructuring of CEOC and other										0	0	0
Income tax benefit/(provision)										4	(5)	28
Operating Segments [Member] | Caesars Growth Partners
Segment Reporting Information [Line Items]
Other revenue										217	182	175
Net revenues										1,697	1,620	1,319
Depreciation and amortization										180	151	115
Impairment of goodwill												155
Impairment of tangible and other intangible assets											1	3
Income/(loss) from operations										20	253	(221)
Interest expense										(198)	(195)	(169)
Deconsolidation and restructuring of CEOC and other										2	4	132
Income tax benefit/(provision)										1	2	231
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Other revenue										4	26	101
Net revenues										4	26	101
Depreciation and amortization										1	0	3
Impairment of goodwill												0
Impairment of tangible and other intangible assets											0	0
Income/(loss) from operations										(152)	(328)	14
Interest expense										(5)	(4)	(17)
Deconsolidation and restructuring of CEOC and other										(5,760)	6,113	(30)
Income tax benefit/(provision)										(32)	122	73
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Other revenue										(19)	(32)	(187)
Net revenues										(19)	(35)	(330)
Depreciation and amortization										0	0	(1)
Impairment of goodwill												0
Impairment of tangible and other intangible assets											0	0
Income/(loss) from operations										0	1	7
Interest expense										0	2	90
Deconsolidation and restructuring of CEOC and other										0	(2)	(97)
Income tax benefit/(provision)										$ 0	$ 0	0
International [Member] | Operating Segments [Member] | Caesars Entertainment Operating Company [Member]
Segment Reporting Information [Line Items]
Net revenues												$ 337

[1]	Includes foreign net revenues of $337 million